Variable Interest Entities - Summary of Average Bareboat Charter Rates per Day (Details) $ / d in Thousands	Dec. 31, 2019 $ / d
West Taurus
Sale Leaseback Transaction [Line Items]
2020	101
2021	96
2022	96
2023	181
2024	177
West Hercules
Sale Leaseback Transaction [Line Items]
2020	100
2021	96
2022	96
2023	183
2024	176
West Linus
Sale Leaseback Transaction [Line Items]
2020	99
2021	99
2022	92
2023	189
2024	153